WADDELL & REED ADVISORS FUNDS

Supplement dated March 9, 2010

to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2010

and as supplemented March 3, 2010

The following information amends the corresponding information in the prospectus regarding Waddell & Reed Advisors Government Securities Fund in the section entitled “Fees and Expenses:”

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares (with and without redemption at end of period)	$528	$748	$985	$1,664
Class B Shares (with redemption at end of period)	599	915	1,158	2,053
Class B Shares (without redemption at end of period)	199	615	1,058	2,053
Class C Shares (with and without redemption at end of period)	188	582	1,001	2,170
Class Y Shares (with and without redemption at end of period)	76	237	412	919

The following information amends the corresponding information in the prospectus regarding Waddell & Reed Advisors Municipal Bond Fund in the section entitled “Fees and Expenses:”

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares (with and without redemption at end of period)	$518	$715	$928	$1,542
Class B Shares (with redemption at end of period)	594	900	1,132	1,983
Class B Shares (without redemption at end of period)	194	600	1,032	1,983
Class C Shares (with and without redemption at end of period)	186	576	991	2,149

The following information amends the corresponding information in the prospectus regarding Waddell & Reed Advisors Municipal High Income Fund in the section entitled “Fees and Expenses:”

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares (with and without redemption at end of period)	$520	$721	$938	$1,564
Class B Shares (with redemption at end of period)	590	888	1,111	1,956
Class B Shares (without redemption at end of period)	190	588	1,011	1,956
Class C Shares (with and without redemption at end of period)	190	588	1,011	2,191

The following information amends the corresponding information in the prospectus regarding Waddell & Reed Advisors Cash Management in the section entitled “Fees and Expenses:”

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with and without redemption at end of period)	$75	$233	$406	$906
Class B (with redemption at end of period)	571	830	1,014	1,736
Class B (without redemption at end of period)	171	530	914	1,736
Class C (with and without redemption at end of period)	167	518	893	1,946